Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000099770
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,526	$ 20,596	$ 19,301	$ 19,068	$ 18,210	$ 17,551	$ 18,059	$ 17,325	$ 16,374	$ 17,006	$ 16,596	$ 15,748	$ 15,219	$ 14,555	$ 13,524	$ 13,686	$ 14,134	$ 14,474	$ 13,837	$ 13,373	$ 13,000	$ 12,649	$ 11,845	$ 12,255	$ 10,798	$ 11,507	$ 10,837	$ 10,778	$ 12,154	$ 12,602	$ 12,208	$ 13,228	$ 13,174	$ 15,452	$ 15,479	$ 16,434	$ 17,913	$ 17,632	$ 18,911	$ 18,661	$ 19,836	$ 19,051	$ 18,746	$ 18,257	$ 18,297	$ 17,132	$ 17,017	$ 16,038	$ 16,232	$ 15,663	$ 14,348	$ 14,118	$ 14,958	$ 14,004	$ 13,244	$ 13,034	$ 12,259	$ 10,905	$ 12,294	$ 12,954	$ 12,889	$ 12,677	$ 12,287	$ 12,007	$ 12,082	$ 12,322	$ 11,957	$ 11,553	$ 12,182	$ 11,583	$ 11,383	$ 11,173	$ 10,224	$ 11,015	$ 10,781	$ 11,416	$ 11,207	$ 11,186	$ 10,841	$ 10,692	$ 11,194	$ 10,977	$ 11,070	$ 11,664	$ 11,439	$ 11,363	$ 11,053	$ 11,275	$ 11,296	$ 11,363	$ 10,890	$ 11,246	$ 10,865	$ 10,874	$ 10,790	$ 10,711	$ 10,560	$ 10,092	$ 10,361	$ 10,719	$ 10,675	$ 10,570	$ 10,409	$ 10,168	$ 10,080	$ 10,076	$ 9,610	$ 9,598	$ 9,610	$ 9,730	$ 9,908	$ 9,022	$ 9,477	$ 9,991	$ 9,781	$ 9,955	$ 9,959	$ 9,540	$ 9,981	$ 9,409	$ 9,425
C000237496
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,439	16,489	15,449	15,261	14,572	14,042	14,447	13,854	13,094	13,595	13,261	12,584	12,158	11,628	10,797	10,926	11,281	11,552	11,039	10,667	10,366	10,087	9,443	9,769	8,604	9,169	8,630	8,585	9,679	10,000
C000099773
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,231,824	2,238,627	2,096,906	2,071,963	1,978,427	1,905,866	1,960,853	1,880,923	1,777,183	1,845,776	1,800,425	1,708,590	1,650,201	1,578,206	1,465,963	1,483,537	1,531,155	1,568,003	1,498,276	1,447,823	1,407,007	1,369,026	1,281,726	1,325,943	1,167,782	1,244,509	1,171,403	1,165,169	1,313,648	1,361,819	1,319,316	1,428,692	1,423,025	1,668,413	1,670,680	1,773,255	1,933,069	1,902,149	2,039,515	2,012,776	2,139,132	2,054,195	2,021,165	1,967,686	1,971,356	1,845,525	1,832,942	1,727,034	1,747,482	1,686,139	1,544,054	1,519,413	1,609,067	1,506,305	1,424,515	1,401,446	1,317,558	1,171,804	1,320,704	1,391,484	1,384,668	1,361,585	1,319,248	1,288,410	1,296,773	1,322,384	1,282,660	1,239,278	1,306,181	1,241,891	1,219,939	1,197,463	1,095,540	1,180,171	1,154,747	1,222,543	1,199,796	1,197,565	1,160,100	1,144,043	1,197,119	1,173,926	1,183,670	1,246,764	1,222,771	1,213,890	1,181,153	1,204,287	1,206,469	1,213,453	1,162,383	1,199,922	1,159,328	1,159,765	1,151,035	1,142,305	1,126,154	1,075,667	1,104,129	1,142,216	1,137,194	1,125,475	1,108,314	1,082,364	1,073,156	1,072,319	1,022,524	1,020,855	1,021,690	1,034,130	1,053,037	958,913	1,007,002	1,061,257	1,039,062	1,057,558	1,057,558	1,012,757	1,059,041	998,360	1,000,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	14,014	14,389	13,758	14,036	13,784	13,429	13,196	12,933	12,380	12,858	12,458	11,951	11,809	11,257	10,292	10,599	11,077	11,348	10,979	10,353	10,458	10,277	9,969	10,215	9,540	9,963	9,315	8,691	9,582	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	2,581,213	2,650,281	2,534,004	2,585,288	2,538,793	2,473,419	2,430,586	2,382,115	2,280,295	2,368,263	2,294,529	2,201,203	2,175,101	2,073,313	1,895,597	1,952,243	2,040,256	2,090,182	2,022,249	1,906,923	1,926,153	1,892,970	1,836,231	1,881,458	1,757,130	1,835,060	1,715,762	1,600,804	1,764,866	1,841,871	1,706,390	1,868,219	1,866,805	2,035,937	1,981,556	2,032,972	2,146,548	2,058,565	2,104,685	1,991,865	2,078,151	2,027,685	1,992,003	1,962,749	1,934,876	1,848,831	1,789,297	1,744,593	1,762,106	1,690,437	1,498,798	1,546,229	1,601,479	1,501,179	1,432,640	1,395,722	1,331,404	1,200,280	1,383,357	1,511,082	1,520,336	1,476,114	1,436,118	1,400,479	1,371,296	1,399,931	1,393,031	1,306,912	1,386,940	1,339,444	1,322,079	1,283,485	1,190,831	1,288,831	1,274,354	1,375,342	1,367,726	1,351,010	1,310,091	1,310,716	1,302,554	1,287,756	1,316,450	1,373,344	1,304,468	1,287,062	1,259,766	1,236,400	1,209,259	1,207,559	1,179,335	1,174,815	1,150,477	1,133,691	1,121,742	1,091,461	1,065,739	1,040,834	1,026,080	1,046,329	1,040,800	1,039,936	997,781	1,009,088	1,003,452	987,821	925,048	931,984	991,287	1,009,023	1,014,069	939,610	975,594	1,044,729	1,026,307	1,050,739	1,047,132	1,023,137	1,039,407	981,880	1,000,000
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Account Value	22,705	22,209	21,570	21,284	20,416	20,057	20,701	19,882	18,690	19,157	18,492	17,685	16,964	16,194	14,997	15,312	15,786	16,029	15,085	14,688	14,188	13,759	12,624	13,175	11,655	12,448	11,734	11,605	13,159	13,757	13,334	14,430	14,252	16,543	16,420	17,357	18,479	18,129	19,045	18,801	19,970	19,218	18,853	18,418	18,453	17,263	16,961	15,980	16,159	15,583	14,133	13,980	14,775	13,709	12,908	12,820	12,160	10,845	12,311	13,163	13,140	12,887	12,515	12,177	12,158	12,340	12,014	11,557	12,138	11,504	11,290	11,196	10,315	11,089	10,666	11,064	10,831	10,837	10,480	10,416	11,013	10,793	10,950	11,625	11,463	11,326	10,923	11,269	11,163	11,362	10,858	11,194	10,800	10,951	10,891	10,895	10,833	10,225	10,503	11,004	11,047	11,388	11,285	10,974	10,942	10,956	10,406	10,287	10,253	10,287	10,430	9,643	10,280	10,731	10,517	10,581	10,740	10,172	10,585	10,128	10,000
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Account Value	16,505	16,144	15,679	15,472	14,840	14,580	15,048	14,452	13,586	13,925	13,442	12,856	12,331	11,771	10,901	11,130	11,475	11,652	10,965	10,677	10,313	10,001	9,176	9,577	8,472	9,048	8,529	8,436	9,565	10,000
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Account Value	$ 2,270,509	$ 2,220,877	$ 2,156,988	$ 2,128,433	$ 2,041,576	$ 2,005,714	$ 2,070,094	$ 1,988,201	$ 1,869,044	$ 1,915,677	$ 1,849,153	$ 1,768,520	$ 1,696,414	$ 1,619,366	$ 1,499,706	$ 1,531,171	$ 1,578,633	$ 1,602,902	$ 1,508,512	$ 1,468,769	$ 1,418,805	$ 1,375,876	$ 1,262,370	$ 1,317,547	$ 1,165,498	$ 1,244,774	$ 1,173,363	$ 1,160,464	$ 1,315,885	$ 1,375,691	$ 1,333,428	$ 1,442,953	$ 1,425,199	$ 1,654,318	$ 1,641,956	$ 1,735,668	$ 1,847,855	$ 1,812,917	$ 1,904,505	$ 1,880,055	$ 1,997,012	$ 1,921,838	$ 1,885,336	$ 1,841,828	$ 1,845,336	$ 1,726,255	$ 1,696,069	$ 1,598,032	$ 1,615,930	$ 1,558,295	$ 1,413,347	$ 1,397,992	$ 1,477,516	$ 1,370,914	$ 1,290,769	$ 1,281,955	$ 1,215,981	$ 1,084,484	$ 1,231,074	$ 1,316,324	$ 1,313,967	$ 1,288,742	$ 1,251,455	$ 1,217,712	$ 1,215,819	$ 1,234,028	$ 1,201,431	$ 1,155,683	$ 1,213,812	$ 1,150,391	$ 1,129,010	$ 1,119,590	$ 1,031,459	$ 1,108,867	$ 1,066,640	$ 1,106,431	$ 1,083,136	$ 1,083,675	$ 1,048,013	$ 1,041,641	$ 1,101,324	$ 1,079,307	$ 1,095,001	$ 1,162,468	$ 1,146,347	$ 1,132,626	$ 1,092,348	$ 1,126,876	$ 1,116,319	$ 1,136,245	$ 1,085,750	$ 1,119,449	$ 1,079,993	$ 1,095,127	$ 1,089,064	$ 1,089,522	$ 1,083,328	$ 1,022,467	$ 1,050,284	$ 1,100,424	$ 1,104,689	$ 1,138,762	$ 1,128,454	$ 1,097,385	$ 1,094,187	$ 1,095,571	$ 1,040,571	$ 1,028,657	$ 1,025,292	$ 1,028,728	$ 1,042,972	$ 964,304	$ 1,027,987	$ 1,073,092	$ 1,051,735	$ 1,058,090	$ 1,073,965	$ 1,017,197	$ 1,058,481	$ 1,012,820	$ 1,000,000